Goldman Sachs Enhanced Income Fund Average Annual Total Returns - Class A Inst Serv Adm Inv R6 Shares [Member]			12 Months Ended	49 Months Ended	60 Months Ended	120 Months Ended
		Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	[1]		4.50%		2.73%	2.28%
Performance Inception Date		Aug. 02, 2000
Class A Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			2.82%		1.64%	1.44%
Class A Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.64%		1.63%	1.39%
Institutional Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.63%		2.97%	2.53%
Performance Inception Date		Aug. 02, 2000
Service Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.22%	3.17%
Performance Inception Date		Dec. 10, 2021
Service Shares | ICE BofAML One-Year U.S. Treasury Note Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.15%	3.06%
Service Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%	(0.03%)
Administration Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.48%		2.71%	2.28%
Performance Inception Date		Aug. 02, 2000
Investor Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.65%		2.91%	2.45%
Performance Inception Date		Jul. 30, 2010
Class R6 Shares
Prospectus [Line Items]
Average Annual Return, Percent			4.75%		2.98%	2.54%
Performance Inception Date		Jul. 31, 2015
Class R6 Shares | ICE BofAML One-Year U.S. Treasury Note Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			4.15%		2.47%	2.03%
Class R6 Shares | Bloomberg U.S. Aggregate Bond Index[Member]
Prospectus [Line Items]
Average Annual Return, Percent			7.30%		(0.36%)	2.01%

[1]	Performance of Class A Shares reflects no initial sales charge. Prior to July 30, 2018, the maximum initial sales charge applicable to Class A Shares was 1.50%, which is not reflected in the performance shown in the table above.